PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Provisions Abstract
Schedule of provisions for contingencies

	2020	Additions	Reversals	Settled / Reversal	2021
Labor	427	81	(46)	(58)	404
Civil
Customer relations	23	36	—	(26)	33
Other civil actions	32	19	(1)	(12)	38
	55	55	(1)	(38)	71
Tax	1,294	91	(89)	(1)	1,295
Regulatory	52	7	(8)	(3)	48
Others	64	23	(3)	(13)	71
Total	1,892	257	(147)	(113)	1,889

	2019	Additions	Reversals	Settled / Reversal (1)	Provisions arising from business combination (2)	2020
Labor	497	106	(60)	(116)	—	427
Civil
Customer relations	19	22	—	(18)	—	23
Other civil actions	18	21	—	(7)	—	32
	37	43	—	(25)	—	55
Tax	1,260	113	(38)	(41)	—	1,294
Regulatory	36	16	—	—	—	52
Others	58	13	(7)	(3)	3	64
Total	1,888	291	(105)	(185)	3	1,892

(1)	This includes the amount of R$39, corresponding to the reversal of the contingency provisions relating to ICMS credits, recognized as recoverable taxes, due to a final judgment, against which there is no further appeal, in favor of the subsidiary Gasmig, on June 9, 2020.
(2)	On January 13, 2020, the Company obtained the Centroeste control, which is consolidated as of 2020 first quarter.

	2018	Additions	Reversals	Settled	2019
Labor	457	180	(44)	(96)	497
Civil
Customer relations	19	21	(1)	(20)	19
Other civil actions	29	16	(12)	(15)	18
	48	37	(13)	(35)	37
Tax	52	1,236	(8)	(20)	1,260
Environmental	1	—	(1)	—	—
Regulatory	37	2	(1)	(2)	36
Others	46	13	(1)	—	58
Total	641	1,468	(68)	(153)	1,888